PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2015
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31, 2014	December 31, 2015

Receivables from third-party purchasers	$—	$16,510,091
Amount due from third parties	—	4,917,068
Advance to suppliers	—	2,475,752
Prepaid rental expenses and other deposits	—	865,219
Advance to employees	—	245,897
Prepaid professional service fee	227,110	34,002
Other current assets	—	233,405
	$227,110	$25,281,434

In connection with the online platform services, receivables from third-party purchasers represented the total amounts paid to third-party sellers on behalf of third-party purchasers through JMU online platform in a period less than one week without any charges.